Related Party Transactions (Details) - Company's directors and executive team - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 9.1	$ 8.8
Share-based payments	16.6	8.7
Amounts payable, related party transactions	$ 25.7	$ 17.5